Note 14 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	For the year ended March 31, 2019	For the year ended March 31, 2018
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$(182,117)	$400,583
Financial swap contracts and options (ii)	39,832	59,710
Foreign exchange forward contracts	72	(1,842)
Share swap (iii)	(3,507)	(4,484)
6.5% convertible bond conversion feature	247	7,764
Unrealized foreign exchange on 6.5% convertible bond	(8,061)	6,101
Weather derivatives	7,796	-
Other derivative options	(7,488)	6,561
Change in fair value of derivative instruments and other	$(153,226)	$474,393

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$115,483	$7,237	$49,601	$50,174
Financial swap contracts and options (ii)	18,212	1,876	16,142	8,583
Foreign exchange forward contracts	-	56	1,555	-
Share swap (iii)	-	-	11,907	-
Other derivative options	10,817	86	182	4,901
As at March 31, 2019	$144,512	$9,255	$79,387	$63,658
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$198,891	$60,550	$32,451	$29,003
Financial swap contracts and options	8,133	1,342	34,369	22,117
Foreign exchange forward contracts	-	-	1,068	505
Share swap	-	-	18,400	-
6.5% convertible bond conversion feature	-	-	-	246
Other derivative options	11,745	2,770	-	-
As at March 31, 2018	$218,769	$64,662	$86,288	$51,871

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$153,766	$153,766
Derivative financial liabilities	-	(6,588)	(136,456)	(143,044)
Total net derivative assets (liabilities)	$-	$(6,588)	$17,310	$10,722
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$283,431	$283,431
Derivative financial liabilities	-	(21,092)	(117,067)	(138,159)
Total net derivative assets (liabilities)	$-	$(21,092)	$166,364	$145,272

Disclosure of fair value measurement of liabilities [text block]
	Year ended March 31, 2019	Year ended March 31, 2018
Balance, beginning of year	$166,364	$(315,110)
Total gains	19,644	105,709
Purchases	11,502	207,531
Sales	(25,575)	(64,464)
Settlements	(154,625)	232,698
Balance, end of year	$17,310	$166,364

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$-	$32,888	$32,888
Investment in Energy Earth	-	4,009	-	4,009
Total investments	$-	$4,009	$32,888	$36,897

Disclosure of financial assets that are either past due or impaired [text block]
	March 31, 2019	March 31, 2018

Current	$116,892	$113,786
1–30 days	42,562	44,374
31–60 days	22,317	21,241
61–90 days	16,352	12,686
Over 90 days	100,580	69,207
	$298,703	$261,294

Disclosure Of Allowance For Credit Losses [text block]
	March 31, 2019	March 31, 2018

Balance, beginning of year	$60,121	$49,431
Provision for doubtful accounts	81,037	56,300
Bad debts written off	(90,231)	(41,802)
Adjustment from IFRS 9 adoption	23,636	-
Foreign exchange	(3,363)	(3,808)
Balance, end of year	$71,200	$60,121

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying amount	Contractual cash flows	Less than 1 year	1–3 years	4–5 years	More than 5 years
Trade and other payables	$714,110	$714,110	$714,110	$-	$-	$-
Long-term debt 1	725,372	781,701	39,150	210,564	531,987	-
Gas, electricity and non-commodity contracts	143,045	3,500,493	1,899,713	1,439,479	119,212	42,089
	$1,582,527	$4,996,304	$2,652,973	$1,650,043	$651,199	$42,089
	Carrying amount	Contractual cash flows	Less than 1 year	1–3 years	4–5 years	More than 5 years
Trade and other payables	$622,797	$622,797	$622,797	$-	$-	$-
Long-term debt 1	543,504	575,525	122,115	193,410	260,000	-
Gas, electricity and non-commodity contracts	138,159	3,171,037	1,867,389	1,202,949	69,658	31,041
	$1,304,460	$4,369,359	$2,612,301	$1,396,359	$329,658	$31,041

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$40,765	$80,234	$40,600	$-